Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 39	$ (120)	$ 178
Cash flow hedges, tax	$ 0	$ 0	$ 0